Interim Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
CURRENT ASSETS:
Cash and cash equivalents	$ 3,319	$ 10,099	$ 8,581
Short terms deposits	18,736	3,047	11,013
Accounts receivable	158	60	8
Inventory	724	630	167
Other current assets	668	281	443
Total current assets	23,605	14,117	20,212
NON-CURRENT ASSETS:
Contract fulfillment assets	1,376	1,495	1,675
Property and equipment, net	513	648	781
Operating lease right-of-use assets	653	307	482
Severance pay asset	262	328	396
Total non-current assets	2,804	2,778	3,334
TOTAL ASSETS	26,409	16,895	23,546
CURRENT LIABILITIES:
Accounts payable	774	297	103
Contract liabilities - short term	954	1,426	346
Operating lease liabilities - short term	232	199	256
Accrued compensation expenses	454	365	355
Other accrued expenses	522	214	210
Total current liabilities	2,983	2,559	1,309
NON-CURRENT LIABILITIES:
Contract liabilities - long term	2,007	2,218	2,074
Operating lease liabilities - long term	339	64	203
Liability for severance pay	256	268	344
Other liabilities - long term	28
Total non-current liabilities	2,630	2,550	2,621
TOTAL LIABILITIES	5,613	5,109	3,930
SHAREHOLDERS’ EQUITY:
Common stock, $0.001 par value; 300,000,000 shares authorized as of December 31, 2022 and December 31, 2021, 7,121,737 shares issued and outstanding as of December 31, 2022 and December 31, 2021	10	7	7
Additional paid-in capital	51,110	36,541	34,903
Accumulated deficit	(30,324)	(24,762)	(15,294)
TOTAL SHAREHOLDERS’ EQUITY	20,796	11,786	19,616
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	26,409	16,895	23,546
Related Party [Member]
CURRENT LIABILITIES:
Related parties	$ 47	$ 58	$ 39